All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 72.8%
Real Estate – 30.6%
Diversified Real Estate Activities – 2.2%
Ayala Land, Inc.	3,811,900	$2,055,994
City Developments Ltd.	326,700	2,073,509
Daito Trust Construction Co., Ltd.	12,200	1,205,586
Mitsui Fudosan Co., Ltd.	541,500	10,149,682
Sun Hung Kai Properties Ltd.	484,000	6,863,904
Tokyu Fudosan Holdings Corp.	287,300	1,457,827

		23,806,502

Diversified REITs – 1.9%
Alexander & Baldwin, Inc.	99,800	1,997,996
Armada Hoffler Properties, Inc.	283,590	3,595,921
Charter Hall Long Wale REIT	606,580	1,963,028
Essential Properties Realty Trust, Inc.	153,440	3,909,651
Growthpoint Properties Ltd.	1,845,052	1,486,645
ICADE	53,370	2,535,085
Merlin Properties Socimi SA	261,180	2,552,428
United Urban Investment Corp.	1,681	1,912,813

		19,953,567

Health Care REITs – 1.7%
Cofinimmo SA	13,570	1,234,315
Medical Properties Trust, Inc.(a)	288,010	3,729,730
Physicians Realty Trust	65,760	1,042,954
Ventas, Inc.	132,110	6,844,619
Welltower, Inc.	72,480	5,438,899

		18,290,517

Hotel & Resort REITs – 0.8%
Invincible Investment Corp.	9,400	4,008,830
Park Hotels & Resorts, Inc.	189,100	2,781,661
RLJ Lodging Trust	114,350	1,437,379

		8,227,870

Industrial REITs – 4.9%
Americold Realty Trust, Inc.	78,680	2,471,339
CapitaLand Ascendas REIT	825,200	1,815,960
Centuria Industrial REIT	913,830	2,172,800
Dream Industrial Real Estate Investment Trust	337,994	3,556,361
GLP J-Reit	989	1,119,114
Mapletree Logistics Trust	1,205,318	1,558,225
Mitsui Fudosan Logistics Park, Inc.(a)	538	1,877,654
Plymouth Industrial REIT, Inc.	78,456	1,755,845
Prologis, Inc.	163,701	21,163,265
Rexford Industrial Realty, Inc.	68,860	4,370,544
Segro PLC	566,552	5,831,854
STAG Industrial, Inc.	129,720	4,618,032

		52,310,993

Office REITs – 1.4%
Alexandria Real Estate Equities, Inc.	7,540	1,211,979
City Office REIT, Inc.	268,600	2,643,024
Cousins Properties, Inc.	142,545	3,908,584
Daiwa Office Investment Corp.	759	3,574,132
Derwent London PLC	66,190	2,111,443
Kenedix Office Investment Corp.	819	1,945,586

		15,394,748

Company	Shares	U.S. $ Value

Real Estate Development – 1.3%
China Overseas Land & Investment Ltd.	998,500	$2,696,220
China Resources Land Ltd.	1,198,000	5,741,479
CK Asset Holdings Ltd.	325,500	2,081,087
Emaar Properties PJSC	927,700	1,409,655
Instone Real Estate Group SE(b)	81,039	826,938
Megaworld Corp.	17,716,000	688,635

		13,444,014

Real Estate Operating Companies – 2.1%
Azrieli Group Ltd.	18,770	1,209,025
CA Immobilien Anlagen AG	58,719	1,831,346
Capitaland Investment Ltd./Singapore(a)	517,500	1,567,823
Central Pattana PCL	411,500	891,847
CTP NV(b)	240,159	3,468,586
Hongkong Land Holdings Ltd.	137,500	672,206
Hulic Co., Ltd.	198,500	1,631,628
Shurgard Self Storage SA	27,430	1,323,611
TAG Immobilien AG	117,450	1,005,823
Vonovia SE	181,834	5,136,429
Wihlborgs Fastigheter AB	481,350	3,963,012

		22,701,336

Real Estate Services – 0.1%
Unibail-Rodamco-Westfield(c)	20,600	1,325,130

Residential REITs – 4.3%
American Homes 4 Rent - Class A	156,110	5,353,012
Equity LifeStyle Properties, Inc.	48,410	3,474,870
Equity Residential	124,770	7,941,610
Essex Property Trust, Inc.	28,410	6,422,649
Invitation Homes, Inc.	99,970	3,249,025
Kenedix Residential Next Investment Corp.(a)	705	1,050,778
Killam Apartment Real Estate Investment Trust	286,070	3,956,024
Sun Communities, Inc.	48,497	7,607,239
UDR, Inc.	133,500	5,685,765
UNITE Group PLC (The)	125,090	1,541,000

		46,281,972

Retail REITs – 4.6%
AEON REIT Investment Corp.(a)	1,983	2,191,673
Brixmor Property Group, Inc.	172,880	4,067,866
CapitaLand Integrated Commercial Trust	2,808,960	4,595,833
Crombie Real Estate Investment Trust	125,470	1,557,825
Frasers Centrepoint Trust	616,900	1,045,886
Japan Metropolitan Fund Invest(a)	1,438	1,111,695
Kite Realty Group Trust	165,310	3,587,227
Link REIT	605,051	4,843,046
Mercialys SA	105,518	1,171,863
NETSTREIT Corp.	165,836	3,338,279
Phillips Edison & Co., Inc.	103,350	3,464,292
Realty Income Corp.	37,940	2,573,470
Region Re Ltd.	772,030	1,481,444
Simon Property Group, Inc.	34,305	4,406,821

Company	Shares	U.S. $ Value

SITE Centers Corp.	326,610	$4,458,226
Spirit Realty Capital, Inc.	98,900	4,339,732
Waypoint REIT Ltd.	386,210	762,591

		48,997,769

Specialized REITs – 5.3%
American Tower Corp.	16,338	3,649,746
Crown Castle, Inc.	15,195	2,250,531
CubeSmart	123,350	5,648,197
Digital Realty Trust, Inc.	18,230	2,089,523
Equinix, Inc.	20,700	15,279,291
Iron Mountain, Inc.	25,499	1,391,735
National Storage Affiliates Trust	36,710	1,497,768
Public Storage	40,233	12,244,511
Safestore Holdings PLC	224,530	2,795,778
SBA Communications Corp.	3,789	1,127,341
VICI Properties, Inc.	230,510	7,878,832
Weyerhaeuser Co.	45,567	1,568,872

		57,422,125

		328,156,543

Energy – 9.5%
Coal & Consumable Fuels – 0.1%
Cameco Corp.	21,850	612,018

Integrated Oil & Gas – 5.4%
Cenovus Energy, Inc.	17,431	348,214
Chevron Corp.	34,295	5,968,016
Equinor ASA	132,013	4,023,313
Exxon Mobil Corp.	125,240	14,529,092
Gazprom PJSC(d) (e)	818,956	0
LUKOIL PJSC(d) (e)	20,541	0
Repsol SA	424,252	6,969,118
Shell PLC	621,628	18,249,604
TotalEnergies SE	124,958	7,724,998

		57,812,355

Oil & Gas Drilling – 0.1%
China Oilfield Services Ltd. - Class H	1,332,000	1,614,428

Oil & Gas Equipment & Services – 0.1%
Halliburton Co.	26,054	1,073,946

Oil & Gas Exploration & Production – 2.4%
ConocoPhillips	70,900	8,640,583
Coterra Energy, Inc.	39,393	986,007
EOG Resources, Inc.	56,452	7,465,777
Hess Corp.	25,947	3,896,202
Texas Pacific Land Corp.	622	1,241,419
Tourmaline Oil Corp.	13,640	635,689
Williams Cos., Inc. (The)	42,738	1,377,873
Woodside Energy Group Ltd.	73,993	1,915,965

		26,159,515

Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	12,803	1,645,441
Neste Oyj	11,249	537,728
Valero Energy Corp.	10,428	1,460,233

		3,643,402

Company	Shares	U.S. $ Value

Oil & Gas Storage & Transportation – 1.1%
Antero Midstream Corp.	11,752	$128,097
Cheniere Energy, Inc.	8,725	1,333,093
DTE Midstream LLC	3,394	185,516
Enbridge, Inc.(a)	88,585	3,627,155
EnLink Midstream LLC(c)	8,641	109,914
Gibson Energy, Inc.	6,406	114,731
Keyera Corp.	9,669	220,551
Kinder Morgan, Inc.	69,406	1,270,130
Koninklijke Vopak NV	2,860	86,173
New Fortress Energy, Inc.	1,684	65,322
ONEOK, Inc.	15,683	1,073,972
Pembina Pipeline Corp.	24,280	861,492
Targa Resources Corp.	7,943	595,884
TC Energy Corp.	44,272	1,907,567

		11,579,597

		102,495,261

Materials – 6.6%
Aluminum – 0.1%
Alcoa Corp.	16,840	879,722

Commodity Chemicals – 0.5%
Beijing Haixin Energy Technology Co., Ltd. - Class A	1,856,185	1,179,033
Corteva, Inc.	33,961	2,188,786
Ecopro Co., Ltd.	7,338	738,618
LG Chem Ltd.	1,225	691,394
W-Scope Corp.(a) (c)	24,000	269,113

		5,066,944

Construction Materials – 0.2%
GCC SAB de CV	258,717	2,053,469

Copper – 0.2%
Antofagasta PLC	33,646	722,936
First Quantum Minerals Ltd.	70,044	1,625,086

		2,348,022

Diversified Chemicals – 0.1%
Sumitomo Chemical Co., Ltd.	386,400	1,483,247

Diversified Metals & Mining – 1.9%
Allkem Ltd.(a) (c)	60,519	561,855
Anglo American PLC	91,023	3,925,856
BHP Group Ltd.	109,594	3,838,215
CMOC Group Ltd. - Class H(a)	1,398,000	809,168
Ganfeng Lithium Group Co., Ltd - Class A	58,080	683,022
Glencore PLC	454,417	3,043,177
Mineral Resources Ltd.	6,735	426,393
MMC Norilsk Nickel PJSC (ADR)(c) (d) (e)	66,074	0
Rio Tinto PLC	59,278	4,641,540
Teck Resources Ltd. - Class B	49,799	2,156,116
Zhejiang Huayou Cobalt Co., Ltd. - Class A	68,670	671,956

		20,757,298

Company	Shares	U.S. $ Value

Fertilizers & Agricultural Chemicals – 0.4%
CF Industries Holdings, Inc.	29,584	$2,505,765
OCI NV	40,695	1,385,276

		3,891,041

Forest Products – 0.0%
Interfor Corp.(c)	22,989	459,763

Gold – 0.8%
Agnico Eagle Mines Ltd.	47,821	2,700,590
Barrick Gold Corp.	139,031	2,718,056
Endeavour Mining PLC	110,025	2,596,078
Northern Star Resources Ltd.	58,126	517,933
Regis Resources Ltd.	236,615	359,689

		8,892,346

Industrial Gases – 0.2%
Air Liquide SA	4,382	697,729
Air Products and Chemicals, Inc.	1,916	614,097
Linde PLC	1,752	579,807

		1,891,633

Paper Packaging – 0.1%
Sealed Air Corp.	26,357	1,443,309

Paper Products – 0.1%
Suzano SA	85,800	783,580

Specialty Chemicals – 0.9%
Albemarle Corp.	2,492	701,373
Covestro AG(b)	29,233	1,346,019
Danimer Scientific, Inc.(a) (c)	289,320	659,649
Ecolab, Inc.	3,608	558,627
Evonik Industries AG	51,066	1,135,123
IMCD NV	4,080	646,810
Johnson Matthey PLC	32,043	895,049
Livent Corp.(c)	23,739	615,315
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	75,920	623,381
Sika AG (REG)	1,830	519,989
Umicore SA	19,700	744,748
Wacker Chemie AG	5,773	872,529

		9,318,612

Steel – 1.1%
APERAM SA	34,947	1,379,127
ArcelorMittal SA	142,231	4,412,421
Commercial Metals Co.	16,690	905,766
Fortescue Metals Group Ltd.	36,596	578,054
Nippon Steel Corp.	23,400	487,065
Steel Dynamics, Inc.	12,284	1,481,942
Vale SA (Sponsored ADR)	112,606	2,103,480

		11,347,855

		70,616,841

Company	Shares	U.S. $ Value

Capital Goods – 5.3%
Aerospace & Defense – 0.4%
BAE Systems PLC	130,510	$1,381,584
Hexcel Corp.	12,772	901,448
Huntington Ingalls Industries, Inc.	5,313	1,171,729
Rheinmetall AG	2,078	485,540

		3,940,301

Agricultural & Farm Machinery – 0.1%
Lindsay Corp.	3,637	569,627
Toro Co. (The)	5,173	576,893

		1,146,520

Building Products – 0.7%
A O Smith Corp.	10,778	729,671
Carrier Global Corp.	15,444	703,165
Cie de Saint-Gobain	23,876	1,371,226
Kingspan Group PLC	11,343	729,537
Lennox International, Inc.	2,010	523,846
Nibe Industrier AB - Class B	56,482	610,247
Owens Corning	18,986	1,834,997
Zurn Elkay Water Solutions Corp.	30,420	664,981

		7,167,670

Construction & Engineering – 0.4%
Arcosa, Inc.	14,883	882,115
Ferrovial SA	21,824	643,988
Vinci SA	23,546	2,660,452

		4,186,555

Construction & Farm Machinery & Heavy Trucks – 0.1%
Cummins, Inc.	3,111	776,319

Electrical Components & Equipment – 1.5%
ABB Ltd. (REG)	13,093	455,841
Acuity Brands, Inc.	8,108	1,528,520
Advent Technologies Holdings, Inc.(a) (c)	377,440	717,136
Ballard Power Systems, Inc.(a) (c)	106,520	697,298
Beijing Easpring Material Technology Co., Ltd. - Class A	84,969	852,476
Blink Charging Co.(a) (c)	29,545	402,107
Camel Group Co., Ltd. - Class A	675,900	896,807
Contemporary Amperex Technology Co., Ltd. - Class A	11,700	811,577
EnerSys	11,554	959,213
First Solar, Inc.(c)	4,028	715,373
FuelCell Energy, Inc.(c)	184,678	675,922
Gotion High-tech Co., Ltd. - Class A	144,500	697,972
Hubbell, Inc.	2,655	607,756
Legrand SA	9,127	813,800
nVent Electric PLC	21,418	851,366
Plug Power, Inc.(a) (c)	42,041	715,538

Company	Shares	U.S. $ Value

Prysmian SpA	25,268	$1,031,886
Signify NV(b)	35,267	1,276,856
SunPower Corp.(a) (c)	26,956	469,843
Sunrun, Inc.(c)	33,271	874,362

		16,051,649

Heavy Electrical Equipment – 0.7%
Bloom Energy Corp. - Class A(c)	26,181	652,692
CS Wind Corp.	10,636	556,630
ITM Power PLC(a) (c)	610,992	765,777
Ming Yang Smart Energy Group Ltd. - Class A	199,796	826,825
NARI Technology Co., Ltd. - Class A	174,909	685,413
NEL ASA(c)	358,386	614,215
Nordex SE(c)	45,046	684,554
Siemens Energy AG	79,206	1,656,103
TPI Composites, Inc.(c)	58,615	764,926
Vestas Wind Systems A/S	26,322	770,224

		7,977,359

Industrial Conglomerates – 0.1%
General Electric Co.	10,060	809,629

Industrial Machinery – 1.0%
Chart Industries, Inc.(c)	6,240	836,035
Energy Recovery, Inc.(c)	23,574	521,693
Evoqua Water Technologies Corp.(c)	12,254	594,441
Illinois Tool Works, Inc.	6,969	1,644,963
John Bean Technologies Corp.	8,089	903,784
McPhy Energy SA(c)	37,508	570,887
Mueller Industries, Inc.	10,772	706,105
NGK Insulators Ltd.	76,000	1,051,938
Pentair PLC	18,962	1,050,115
Snap-on, Inc.	5,834	1,451,091
SPX Technologies, Inc.(c)	10,533	790,080
Watts Water Technologies, Inc. - Class A	4,255	695,778
Xylem, Inc./NY	5,008	520,882

		11,337,792

Trading Companies & Distributors – 0.3%
United Rentals, Inc.(c)	3,840	1,693,248
WW Grainger, Inc.	2,603	1,534,416

		3,227,664

		56,621,458

Utilities – 5.0%
Electric Utilities – 1.5%
Avangrid, Inc.	25,908	1,092,540
Constellation Energy Corp.	1	85
Edison International	13,399	923,191
Elia Group SA/NV	1,575	221,159
Enel SpA	581,207	3,422,217
Eversource Energy	12,222	1,006,237
Exelon Corp.	55,213	2,329,436
Fortis, Inc./Canada	20,942	860,471

Company	Shares	U.S. $ Value

Hydro One Ltd.(b)	13,882	$379,563
Iberdrola SA(c) (e)	78,119	916,405
NextEra Energy, Inc.	4,522	337,477
NRG Energy, Inc.	31,285	1,070,573
Orsted AS(b)	6,822	607,513
PG&E Corp.(c)	56,494	898,255
Red Electrica Corp. SA	18,938	335,182
SSE PLC	34,910	745,142
Terna - Rete Elettrica Nazionale	61,556	487,022

		15,632,468

Gas Utilities – 0.9%
APA Group	363,135	2,717,670
Atmos Energy Corp.	4,909	577,004
Beijing Enterprises Holdings Ltd.	20,893	70,949
Chesapeake Utilities Corp.	623	78,548
China Gas Holdings Ltd.	130,438	203,068
China Resources Gas Group Ltd.	39,341	165,438
Enagas SA	10,889	195,254
ENN Energy Holdings Ltd.	33,022	497,533
Hong Kong & China Gas Co., Ltd.	471,794	473,691
Italgas SpA	21,269	124,502
Kunlun Energy Co., Ltd.	173,632	136,936
Naturgy Energy Group SA(a)	42,990	1,219,291
New Jersey Resources Corp.	3,376	168,530
Northwest Natural Holding Co.	1,231	61,722
ONE Gas, Inc.	1,900	156,484
Snam SpA	89,693	456,854
Southwest Gas Holdings, Inc.	2,165	144,903
Spire, Inc.	1,842	133,029
Toho Gas Co., Ltd.	4,313	84,585
Tokyo Gas Co., Ltd.	17,630	369,167
UGI Corp.	35,449	1,411,934

		9,447,092

Independent Power and Renewable Electricity Producers – 0.7%
Atlantica Sustainable Infrastructure PLC	26,370	723,065
Azure Power Global Ltd.(a) (c)	113,416	460,469
Boralex, Inc. - Class A	22,957	642,358
Brookfield Renewable Corp. - Class A(a)	20,320	640,045
China Longyuan Power Group Corp. Ltd. - Class H	448,000	618,437
Innergex Renewable Energy, Inc.	62,776	746,395
NextEra Energy Partners LP(a)	9,398	688,873
Ormat Technologies, Inc.	6,223	575,939
Solaria Energia y Medio Ambiente SA(c)	39,616	812,868
TransAlta Renewables, Inc.(a)	75,720	696,564
Xinyi Energy Holdings Ltd.(a)	2,002,000	736,579

		7,341,592

Independent Power Producers & Energy Traders – 0.5%
AES Corp. (The)	20,661	566,318
Clearway Energy, Inc. - Class A	17,188	550,875
Drax Group PLC	127,976	1,022,077
EDP Renovaveis SA	31,488	684,898
ERG SpA	24,349	735,254

Company	Shares	U.S. $ Value

Guangxi Guiguan Electric Power Co., Ltd. - Class A	723,900	$598,691
Northland Power, Inc.	24,741	664,570
RWE AG	17,605	783,755

		5,606,438

Multi-Utilities – 0.9%
ACEA SpA	1,863	28,559
Algonquin Power & Utilities Corp.(a)	120,184	876,168
CenterPoint Energy, Inc.	22,089	665,321
Consolidated Edison, Inc.	12,452	1,186,800
DTE Energy Co.	6,698	779,446
E.ON SE	70,903	773,049
National Grid PLC	169,589	2,155,967
NiSource, Inc.	14,250	395,437
NorthWestern Corp.	2,027	115,134
Sempra Energy	14,646	2,348,193
United Utilities Group PLC	29,832	390,354
Unitil Corp.	562	29,319

		9,743,747

Water Utilities – 0.5%
American States Water Co.	5,439	512,190
American Water Works Co., Inc.	10,145	1,587,591
Beijing Enterprises Water Group Ltd.	3,246,385	829,568
California Water Service Group	11,012	673,604
China Water Affairs Group Ltd.	37,713	32,779
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	14,951	164,610
Essential Utilities, Inc.	8,375	391,364
Middlesex Water Co.	3,901	327,138
Pennon Group PLC	11,416	129,595
Severn Trent PLC	11,083	385,698
SJW Group	10,843	839,357

		5,873,494

		53,644,831

Software & Services – 2.0%
Application Software – 0.6%
Autodesk, Inc.(c)	3,745	805,774
Cadence Design Systems, Inc.(c)	9,038	1,652,418
Dropbox, Inc. - Class A(c)	63,871	1,483,723
Fair Isaac Corp.(c)	1,554	1,034,886
Roper Technologies, Inc.	2,046	873,131
Sage Group PLC (The)	52,028	499,868

		6,349,800

Data Processing & Outsourced Services – 0.4%
Automatic Data Processing, Inc.	414	93,485
Mastercard, Inc. - Class A	6,359	2,356,646
Visa, Inc. - Class A	6,240	1,436,510

		3,886,641

Internet Services & Infrastructure – 0.1%
VeriSign, Inc.(c)	6,706	1,462,243

Company	Shares	U.S. $ Value

IT Consulting & Other Services – 0.1%
Gartner, Inc.(c)	4,451	$1,505,061
Kyndryl Holdings, Inc.(c)	608	8,141

		1,513,202

Systems Software – 0.8%
CyberArk Software Ltd.(c)	774	109,041
Fortinet, Inc.(c)	22,046	1,153,888
Microsoft Corp.	20,962	5,194,593
Palo Alto Networks, Inc.(c)	3,974	630,435
ServiceNow, Inc.(c)	2,096	953,953

		8,041,910

		21,253,796

Pharmaceuticals & Biotechnology – 1.7%
Biotechnology – 0.2%
AbbVie, Inc.	6,883	1,016,963
Neurocrine Biosciences, Inc.(c)	5,435	602,905

		1,619,868

Life Sciences Tools & Services – 0.5%
Bio-Techne Corp.	1,587	126,420
Danaher Corp.	2,891	764,323
Eurofins Scientific SE	13,554	972,225
Mettler-Toledo International, Inc.(c)	974	1,493,064
Waters Corp.(c)	6,308	2,072,683
WuXi AppTec Co., Ltd.(b)	29,100	378,126

		5,806,841

Pharmaceuticals – 1.0%
Bayer AG (REG)	20,057	1,248,447
Elanco Animal Health, Inc.(c)	96,959	1,331,247
Eli Lilly & Co.	6,208	2,136,483
Novo Nordisk A/S - Class B	15,120	2,092,453
Pfizer, Inc.	42,420	1,873,267
Roche Holding AG (BR)	1,253	458,649
Roche Holding AG (Genusschein)	3,111	971,162
Zoetis, Inc.	4,367	722,695

		10,834,403

		18,261,112

Food Beverage & Tobacco – 1.3%
Agricultural Products – 0.3%
Archer-Daniels-Midland Co.	12,535	1,038,525
Bunge Ltd.	13,809	1,368,472
Darling Ingredients, Inc.(c)	11,269	747,022

		3,154,019

Distillers & Vintners – 0.1%
Kweichow Moutai Co., Ltd. - Class A	1,600	438,672

Company	Shares	U.S. $ Value

Packaged Foods & Meats – 0.8%
Danone SA	14,623	$801,914
Hershey Co. (The)	5,954	1,337,268
Hormel Foods Corp.	12,839	581,735
JBS SA	197,000	779,261
Maple Leaf Foods, Inc.	40,085	761,903
Marfrig Global Foods SA	551,800	836,999
Mowi ASA	45,997	850,561
Nestle SA (REG)	1,875	228,767
Pilgrim’s Pride Corp.(c)	34,951	848,610
Sao Martinho SA	140,500	692,218
Tyson Foods, Inc. - Class A	15,765	1,036,549

		8,755,785

Tobacco – 0.1%
Imperial Brands PLC	57,509	1,442,683

		13,791,159

Transportation – 1.0%
Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	5,353	578,927

Airlines – 0.1%
Deutsche Lufthansa AG (REG)(c)	150,131	1,590,594

Airport Services – 0.2%
Aena SME SA(b) (c)	3,216	483,201
Aeroports de Paris(c)	1,212	188,027
Auckland International Airport Ltd.(c)	52,647	289,745
Beijing Capital International Airport Co., Ltd. - Class H(c)	72,914	55,455
Flughafen Zurich AG (REG)(c)	833	151,767
Fraport AG Frankfurt Airport Services Worldwide(c)	1,618	92,082
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	1,489	108,771
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	1,585	273,524
Grupo Aeroportuario del Sureste SAB de CV (ADR)	825	224,400
Japan Airport Terminal Co., Ltd.(c)	4,060	211,625

		2,078,597

Highways & Railtracks – 0.6%
Atlas Arteria Ltd.	53,126	258,374
Getlink SE	17,565	297,090
Jiangsu Expressway Co., Ltd. - Class H	53,270	52,465
Shenzhen Expressway Corp. Ltd. - Class H	26,720	24,433
Transurban Group	551,883	5,410,737
Yuexiu Transport Infrastructure Ltd.	40,845	24,170

		6,067,269

Marine Ports & Services – 0.0%
China Merchants Port Holdings Co., Ltd.	58,371	81,826
COSCO SHIPPING Ports Ltd.	73,742	55,786
Hutchison Port Holdings Trust(a)	220,250	45,317
Westshore Terminals Investment Corp.(a)	1,605	29,566

		212,495

		10,527,882

Company	Shares	U.S. $ Value

Banks – 0.8%
Diversified Banks – 0.7%
Banco Bilbao Vizcaya Argentaria SA	84,913	$599,806
Barclays PLC	199,241	458,013
Commerzbank AG(c)	93,729	1,071,457
FinecoBank Banca Fineco SpA	49,473	888,132
JPMorgan Chase & Co.	10,337	1,446,767
NatWest Group PLC	110,740	422,479
Oversea-Chinese Banking Corp., Ltd.	67,400	665,936
Skandinaviska Enskilda Banken AB - Class A	72,234	874,451
Societe Generale SA	36,108	1,074,811
Standard Chartered PLC	100,121	840,978

		8,342,830

Regional Banks – 0.1%
Resona Holdings, Inc.	153,700	850,533

		9,193,363

Information Technology – 0.8%
Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.	47,429	6,843,530
NetApp, Inc.	11,564	765,884
Ricoh Co., Ltd.	185,500	1,439,965

		9,049,379

Health Care Equipment & Services – 0.8%
Health Care Distributors – 0.2%
AmerisourceBergen Corp.	8,982	1,517,599
McKesson Corp.	1,940	734,639

		2,252,238

Health Care Equipment – 0.3%
Dexcom, Inc.(c)	9,171	982,122
GE Healthcare, Inc.(c)	3,353	233,101
Hologic, Inc.(c)	5,181	421,578
IDEXX Laboratories, Inc.(c)	2,885	1,386,242

		3,023,043

Health Care Services – 0.0%
Abiomed, Inc.(c) (d) (e)	1,321	0

Health Care Supplies – 0.1%
Coloplast A/S - Class B	10,403	1,256,000

Health Care Technology – 0.0%
Veeva Systems, Inc. - Class A(c)	1,236	210,800

Company	Shares	U.S. $ Value

Managed Health Care – 0.2%
Centene Corp.(c)	17,394	$1,326,119
Humana, Inc.	357	182,677
Molina Healthcare, Inc.(c)	2,306	719,080

		2,227,876

		8,969,957

Semiconductors & Semiconductor Equipment – 0.8%
Semiconductor Equipment – 0.5%
Applied Materials, Inc.	11,518	1,284,142
ASML Holding NV	1,672	1,106,275
Enphase Energy, Inc.(c)	4,168	922,712
KLA Corp.	1,101	432,121
SolarEdge Technologies, Inc.(c)	1,841	587,518
Xinyi Solar Holdings Ltd.	502,000	653,083

		4,985,851

Semiconductors – 0.3%
Canadian Solar, Inc.(c)	19,556	822,721
LONGi Green Energy Technology Co., Ltd. - Class A(c)	99,732	714,922
NVIDIA Corp.	5,551	1,084,499
QUALCOMM, Inc.	3,131	417,080
Wolfspeed, Inc.(a) (c)	6,005	462,445

		3,501,667

		8,487,518

Consumer Services – 0.8%
Casinos & Gaming – 0.1%
Caesars Entertainment, Inc.(c)	7,512	391,075
La Francaise des Jeux SAEM(b)	2,810	120,234

		511,309

Hotels, Resorts & Cruise Lines – 0.3%
Booking Holdings, Inc.(c)	175	425,968
Hyatt Hotels Corp. - Class A(c)	15,560	1,697,907
Marriott International, Inc./MD - Class A	8,641	1,505,089

		3,628,964

Restaurants – 0.3%
Chipotle Mexican Grill, Inc.(c)	159	261,774
Domino’s Pizza, Inc.	3,637	1,283,861
Sodexo SA	14,611	1,448,430
Yum! Brands, Inc.	1,160	151,392

		3,145,457

Specialized Consumer Services – 0.1%
WW International, Inc.(c)	191,836	953,425

		8,239,155

Retailing – 0.7%
Department Stores – 0.0%
Next PLC	1,904	155,888

General Merchandise Stores – 0.1%
Cie Financiere Richemont SA (REG)	7,742	1,193,485
Dollarama, Inc.(a)	3,668	219,355

		1,412,840

Company	Shares	U.S. $ Value

Home Improvement Retail – 0.1%
Home Depot, Inc. (The)	2,094	$678,812

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.(c)	27,448	2,830,712
Chewy, Inc. - Class A(a) (c)	2,414	108,775

		2,939,487

Specialty Stores – 0.2%
Tractor Supply Co.	4,597	1,048,070
Ulta Beauty, Inc.(c)	3,037	1,560,897

		2,608,967

		7,795,994

Commercial & Professional Services – 0.7%
Diversified Support Services – 0.0%
Brambles Ltd.	37,557	319,368

Environmental & Facilities Services – 0.5%
Aker Carbon Capture ASA(c)	375,776	556,978
Casella Waste Systems, Inc. - Class A(c)	7,381	591,366
Clean Harbors, Inc.(c)	7,867	1,025,070
Republic Services, Inc.	5,882	734,191
Rollins, Inc.	32,553	1,184,929
Tetra Tech, Inc.	4,370	679,622
Waste Management, Inc.	4,122	637,797

		5,409,953

Research & Consulting Services – 0.2%
Booz Allen Hamilton Holding Corp.	12,022	1,137,762
Nihon M&A Center Holdings, Inc.	30,500	311,814
Thomson Reuters Corp.	4,261	506,882

		1,956,458

		7,685,779

Insurance – 0.7%
Insurance Brokers – 0.1%
Willis Towers Watson PLC	4,129	1,049,550

Life & Health Insurance – 0.3%
Japan Post Holdings Co., Ltd.	67,800	595,247
Japan Post Insurance Co., Ltd.	66,000	1,177,438
Manulife Financial Corp.	3,927	77,711
Principal Financial Group, Inc.	16,506	1,527,630

		3,378,026

Multi-line Insurance – 0.2%
American International Group, Inc.	24,366	1,540,419
Aviva PLC	104,188	587,604

		2,128,023

Company	Shares	U.S. $ Value

Property & Casualty Insurance – 0.1%
Arch Capital Group Ltd.(c)	5,681	$365,572
Fidelity National Financial, Inc.	14,521	639,360

		1,004,932

		7,560,531

Telecommunication Services – 0.6%
Integrated Telecommunication Services – 0.6%
Cellnex Telecom SA(b) (c)	61,475	2,409,081
China Tower Corp. Ltd. - Class H(b)	2,034,212	231,129
Elisa Oyj	1,904	108,477
Eutelsat Communications SA	7,262	55,535
Helios Towers PLC(c)	19,257	25,403
Infrastrutture Wireless Italiane SpA(b)	172,623	1,891,737
RAI Way SpA(b)	4,165	23,788
Spark New Zealand Ltd.	422,119	1,423,273
Vantage Towers AG	3,983	145,636

		6,314,059

Wireless Telecommunication Services – 0.0%
SoftBank Corp.(a)	11,600	132,728

		6,446,787

Diversified Financials – 0.6%
Asset Management & Custody Banks – 0.3%
Ameriprise Financial, Inc.	4,556	1,595,147
Brookfield Infrastructure Corp. - Class A(a)	4,253	188,068
Carlyle Group, Inc. (The)	28,721	1,033,094
Hicl Infrastructure PLC	88,878	182,063

		2,998,372

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc. (The)	4,362	1,595,663

Mortgage REITs – 0.2%
Annaly Capital Management, Inc.	47,211	1,108,042
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,021	702,065

		1,810,107

		6,404,142

Consumer Durables & Apparel – 0.6%
Apparel, Accessories & Luxury Goods – 0.1%
Pandora A/S	8,909	741,860

Consumer Electronics – 0.1%
Panasonic Holdings Corp.(a)	90,000	834,603

Homebuilding – 0.4%
Desarrolladora Homex SAB de CV(c)	1,590	2
Ez Tec Empreendimentos e Participacoes SA	395,700	1,141,975
Installed Building Products, Inc.	6,912	760,942
Open House Group Co., Ltd.(a)	11,400	431,265
PulteGroup, Inc.	34,020	1,935,398
Urbi Desarrollos Urbanos SAB de CV(c)	9	3

		4,269,585

Company	Shares	U.S. $ Value

Leisure Products – 0.0%
BRP, Inc.	4,421	$368,918

		6,214,966

Media & Entertainment – 0.6%
Advertising – 0.0%
Dentsu Group, Inc.	4,600	148,161

Cable & Satellite – 0.0%
SES SA	16,776	130,184

Interactive Home Entertainment – 0.2%
Electronic Arts, Inc.	11,714	1,507,357

Interactive Media & Services – 0.3%
Alphabet, Inc. - Class A(c)	17,414	1,721,200
Alphabet, Inc. - Class C(c)	16,005	1,598,419
Tencent Holdings Ltd.	6,500	316,738

		3,636,357

Movies & Entertainment – 0.1%
Live Nation Entertainment, Inc.(c)	9,695	780,351

		6,202,410

Technology Hardware & Equipment – 0.3%
Electronic Components – 0.1%
Samsung SDI Co., Ltd.	1,080	605,234

Electronic Equipment & Instruments – 0.1%
Itron, Inc.(c)	12,112	696,077
Landis+Gyr Group AG(c)	12,945	953,680

		1,649,757

Technology Distributors – 0.1%
CDW Corp./DE	7,078	1,387,500

		3,642,491

Automobiles & Components – 0.3%
Auto Parts & Equipment – 0.2%
Aisin Corp.	35,800	1,044,483
BorgWarner, Inc.	18,162	858,700

		1,903,183

Automobile Manufacturers – 0.1%
Tesla, Inc.(c)	7,041	1,219,642

		3,122,825

Industrials – 0.3%
Machinery – 0.3%
AGCO Corp.	7,573	1,046,058
CNH Industrial NV	61,567	1,089,204
Deere & Co.	1,635	691,343

		2,826,605

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.2%
Food Distributors – 0.1%
Sysco Corp.	12,962	$1,004,037

Food Retail – 0.1%
Alimentation Couche-Tard, Inc.	16,290	743,888
George Weston Ltd.	1,422	182,935
Kroger Co. (The)	8,650	386,049

		1,312,872

		2,316,909

Household & Personal Products – 0.1%
Household Products – 0.1%
Colgate-Palmolive Co.	19,992	1,490,004

Health Care – 0.1%
Biotechnology – 0.1%
Genmab A/S(c)	1,764	691,305

Total Common Stocks (cost $743,556,290)		781,709,003

INVESTMENT COMPANIES – 1.2%
Funds and Investment Trusts – 1.2%(f)
3i Infrastructure PLC	27,300	112,753
JPMorgan Alerian MLP Index ETN(a)	226,380	5,240,697
VanEck Agribusiness ETF(a)	45,479	4,180,884
VanEck Gold Miners ETF/USA	103,210	3,304,784

Total Investment Companies (cost $10,365,868)		12,839,118

SHORT-TERM INVESTMENTS – 23.0%
Investment Companies – 23.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(f) (g) (h) (cost $246,419,988)	246,419,988	246,419,988

Total Investments Before Security Lending Collateral for Securities Loaned – 97.0% (cost $1,000,342,146)		1,040,968,109

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(f) (g) (h) (cost $8,844,044)	8,844,044	8,844,044

U.S. $ Value

Total Investments – 97.8% (cost $1,009,186,190)(i)	$1,049,812,153
Other assets less liabilities – 2.2%	23,800,478

Net Assets – 100.0%	$1,073,612,631

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	65	March 2023	$5,536,050	$329,790
Brent Crude Futures	284	May 2023	23,944,040	(218,983)
Coffee Robusta Futures	131	March 2023	2,760,170	292,309
Coffee ‘C’ Futures	132	July 2023	8,957,025	1,170,767
Copper Futures	167	March 2023	17,643,550	2,168,629
Corn Futures	474	July 2023	15,766,425	(64,135)
Cotton No.2 Futures	102	July 2023	4,460,460	117,257
Gasoline RBOB Futures	66	June 2023	7,277,609	(38,129)
Gold 100 OZ Futures	262	April 2023	50,966,860	180,107
KC HRW Wheat Futures	182	September 2023	7,855,575	306,175
Lean Hogs Futures	205	June 2023	8,450,100	58,349
Live Cattle Futures	128	April 2023	8,346,880	396,499
LME Lead Futures	58	March 2023	3,092,488	(69,723)
LME Nickel Futures	57	March 2023	10,344,132	588,792
LME Primary Aluminum Futures	273	March 2023	17,939,512	1,847,786
LME Zinc Futures	112	March 2023	9,516,528	1,095,037
Low SU Gasoil Futures	120	July 2023	9,897,000	(81,686)
Natural Gas Futures	587	February 2023	15,755,080	(14,097,401)
NY Harbor ULSD Futures	70	June 2023	8,417,220	(79,318)
Platinum Futures	44	April 2023	2,246,420	(6,870)
Silver Futures	100	March 2023	11,918,000	1,118,073
Soybean Futures	213	July 2023	16,174,688	51,522
Soybean Meal Futures	194	July 2023	8,852,220	103,026
Soybean Oil Futures	260	July 2023	9,720,360	(154,224)
Sugar 11 (World) Futures	315	September 2023	6,777,288	524,727
Wheat (CBT) Futures	284	September 2023	11,044,050	285,335
WTI Crude Futures	69	April 2023	5,477,220	269,947
WTI Crude Futures	324	June 2023	25,638,120	(409,269)
Sold Contracts
Euro STOXX 50 Index Futures	31	March 2023	1,405,696	(54,473)
FTSE 100 Index Futures	5	March 2023	477,698	(15,486)
LME Primary Aluminum Futures	25	March 2023	1,642,813	(125,375)
S&P 500 E-Mini Futures	22	March 2023	4,499,000	(133,906)
S&P/TSX 60 Index Futures	2	March 2023	376,957	(13,124)
SPI 200 Futures	3	March 2023	393,070	(15,892)
TOPIX Index Futures	2	March 2023	303,538	(5,258)

				$(4,679,125)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NZD	2,590	USD	1,677	02/02/2023	$2,808
Bank of America, NA	USD	597	SEK	6,253	02/03/2023	1,312
Bank of America, NA	JPY	433,876	USD	3,389	02/09/2023	52,352
Bank of America, NA	USD	1,929	JPY	247,448	02/09/2023	(25,952)
Bank of America, NA	GBP	1,775	USD	2,198	02/15/2023	8,677

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	JPY	261,834	USD	2,047	02/15/2023	$31,619
Bank of America, NA	USD	2,721	AUD	3,876	02/15/2023	16,485
Bank of America, NA	USD	21,265	CAD	28,555	02/15/2023	197,789
Bank of America, NA	USD	4,985	GBP	4,105	02/15/2023	76,986
Bank of America, NA	USD	1,916	NOK	18,858	02/15/2023	(25,331)
Bank of America, NA	USD	1,706	SEK	17,806	02/15/2023	(2,144)
Bank of America, NA	CNH	36,213	USD	5,192	02/16/2023	(173,393)
Bank of America, NA	USD	6,660	CNH	45,818	02/16/2023	128,419
Bank of America, NA	ZAR	32,993	USD	1,929	02/16/2023	34,989
Bank of America, NA	EUR	2,197	USD	2,382	02/27/2023	(10,682)
Bank of America, NA	USD	4,496	EUR	4,209	02/27/2023	87,413
Bank of America, NA	INR	521,885	USD	6,395	03/16/2023	32,208
Bank of America, NA	MXN	23,667	USD	1,251	03/16/2023	3,972
Bank of America, NA	TWD	290,458	USD	9,604	03/16/2023	(119,324)
Bank of America, NA	USD	5,238	INR	435,733	03/16/2023	74,842
Bank of America, NA	USD	4,915	MXN	93,427	03/16/2023	8,958
Bank of America, NA	USD	1,729	MXN	32,703	03/16/2023	(5,571)
Bank of America, NA	CLP	2,985,720	USD	3,620	03/17/2023	(105,513)
Bank of America, NA	PEN	29,074	USD	7,647	03/17/2023	113,173
Bank of America, NA	PEN	32,202	USD	8,300	03/17/2023	(44,750)
Bank of America, NA	USD	5,177	COP	24,943,056	03/17/2023	119,548
Bank of America, NA	USD	2,109	COP	9,898,374	03/17/2023	(7,280)
Bank of America, NA	GBP	1,240	USD	1,512	03/24/2023	(18,029)
Bank of America, NA	IDR	126,095,161	USD	8,364	04/13/2023	(34,550)
Bank of America, NA	USD	1,165	AUD	1,636	04/13/2023	(6,850)
Bank of America, NA	USD	4,709	IDR	70,743,256	04/13/2023	2,974
Bank of America, NA	USD	3,257	KRW	4,002,579	04/26/2023	(1,573)
Bank of America, NA	CZK	117,642	USD	5,345	04/27/2023	(8,259)
Bank of America, NA	PHP	359,923	USD	6,590	04/27/2023	24,679
Barclays Bank PLC	NOK	42,515	USD	4,322	02/03/2023	62,697
Barclays Bank PLC	USD	7,522	JPY	978,976	02/09/2023	6,036
Barclays Bank PLC	CHF	15,307	USD	16,510	02/15/2023	(234,015)
Barclays Bank PLC	SEK	61,734	USD	6,042	02/15/2023	134,570
Barclays Bank PLC	CNH	21,818	USD	3,142	02/16/2023	(91,032)
Barclays Bank PLC	USD	3,528	CNH	25,323	02/16/2023	223,720
Barclays Bank PLC	USD	1,852	CNH	12,485	02/16/2023	(2,204)
Barclays Bank PLC	USD	1,909	ZAR	33,163	02/16/2023	(5,074)
Barclays Bank PLC	USD	1,950	EUR	1,791	02/27/2023	304
Barclays Bank PLC	MYR	29,601	USD	6,730	03/16/2023	(238,046)
Barclays Bank PLC	USD	10,225	INR	852,018	03/16/2023	163,673
Barclays Bank PLC	USD	11,414	MXN	215,614	03/16/2023	(49,561)
Barclays Bank PLC	USD	10,252	MYR	44,832	03/16/2023	301,680
Barclays Bank PLC	USD	2,699	TWD	80,693	03/16/2023	2,078
Barclays Bank PLC	USD	2,678	COP	12,674,286	03/17/2023	12,937
Barclays Bank PLC	USD	1,816	AUD	2,605	04/13/2023	28,127
Barclays Bank PLC	USD	1,399	KRW	1,725,711	04/26/2023	4,446
Barclays Bank PLC	USD	4,623	PHP	254,293	04/27/2023	15,571
Barclays Bank PLC	USD	8,633	PHP	472,458	04/27/2023	(15,799)
BNP Paribas SA	USD	875	SEK	9,101	02/03/2023	(5,002)
BNP Paribas SA	USD	1,430	CNH	9,948	02/16/2023	43,880
Citibank, NA	USD	912	JPY	126,006	02/09/2023	56,823
Deutsche Bank AG	DKK	23,781	USD	3,315	02/03/2023	(160,523)
Deutsche Bank AG	NZD	9,586	USD	6,089	02/15/2023	(108,613)
Deutsche Bank AG	USD	977	CAD	1,311	02/15/2023	8,330
Deutsche Bank AG	USD	5,700	EUR	5,269	02/15/2023	33,369
Deutsche Bank AG	CNH	116,714	USD	16,308	02/16/2023	(985,160)
Deutsche Bank AG	USD	3,222	CNH	22,311	02/16/2023	83,526
Deutsche Bank AG	USD	6,091	EUR	5,606	02/27/2023	13,919
Deutsche Bank AG	USD	1,216	CHF	1,110	03/01/2023	(211)
Deutsche Bank AG	MXN	94,447	USD	4,946	03/16/2023	(32,341)
Deutsche Bank AG	USD	12,210	TWD	367,646	03/16/2023	97,018
Deutsche Bank AG	USD	4,318	PEN	16,620	03/17/2023	(11,315)
Deutsche Bank AG	PLN	23,247	USD	5,327	04/27/2023	(5,776)
Goldman Sachs Bank USA	USD	5,392	JPY	698,783	02/09/2023	(17,983)
Goldman Sachs Bank USA	NOK	95,563	USD	9,635	02/15/2023	55,223
Goldman Sachs Bank USA	USD	1,107	NZD	1,704	02/15/2023	(5,054)
Goldman Sachs Bank USA	USD	1,210	SEK	12,647	02/15/2023	475
Goldman Sachs Bank USA	USD	7,635	SEK	79,577	02/15/2023	(19,874)
Goldman Sachs Bank USA	CNH	35,050	USD	4,813	02/16/2023	(380,272)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	2,490	CNH	17,543	02/16/2023	$109,305
Goldman Sachs Bank USA	ZAR	91,759	USD	5,330	02/16/2023	62,862
Goldman Sachs Bank USA	USD	1,196	INR	97,287	03/16/2023	(9,903)
Goldman Sachs Bank USA	AUD	2,605	USD	1,863	04/13/2023	19,383
Goldman Sachs Bank USA	USD	11,621	HUF	4,247,368	04/27/2023	(120,167)
HSBC Bank USA	NOK	10,198	USD	1,026	02/03/2023	4,287
HSBC Bank USA	USD	1,017	CAD	1,360	03/30/2023	5,687
HSBC Bank USA	USD	1,198	AUD	1,709	04/13/2023	11,177
JPMorgan Chase Bank, NA	NZD	1,664	USD	1,024	02/02/2023	(51,353)
JPMorgan Chase Bank, NA	USD	2,743	NZD	4,254	02/02/2023	7,104
JPMorgan Chase Bank, NA	AUD	3,876	USD	2,691	02/15/2023	(46,281)
JPMorgan Chase Bank, NA	GBP	1,566	USD	1,926	02/15/2023	(4,973)
JPMorgan Chase Bank, NA	USD	2,021	JPY	261,834	02/15/2023	(5,474)
JPMorgan Chase Bank, NA	CNH	17,601	USD	2,530	02/16/2023	(78,095)
JPMorgan Chase Bank, NA	USD	3,866	CNH	27,569	02/16/2023	219,220
JPMorgan Chase Bank, NA	USD	2,229	EUR	2,041	02/27/2023	(6,297)
JPMorgan Chase Bank, NA	TWD	77,188	USD	2,540	03/16/2023	(44,044)
JPMorgan Chase Bank, NA	USD	3,218	PEN	12,454	03/17/2023	9,079
JPMorgan Chase Bank, NA	USD	2,903	GBP	2,339	03/24/2023	(16,601)
JPMorgan Chase Bank, NA	IDR	31,600,922	USD	2,105	04/13/2023	(68)
JPMorgan Chase Bank, NA	NZD	4,254	USD	2,744	04/20/2023	(7,056)
JPMorgan Chase Bank, NA	PHP	221,897	USD	4,082	04/27/2023	34,646
Morgan Stanley Capital Services, Inc.	NZD	1,652	USD	1,067	02/02/2023	(908)
Morgan Stanley Capital Services, Inc.	USD	1,019	NZD	1,652	02/02/2023	48,886
Morgan Stanley Capital Services, Inc.	USD	1,052	CNH	7,405	02/16/2023	45,512
Morgan Stanley Capital Services, Inc.	USD	1,843	CHF	1,705	03/01/2023	24,720
Morgan Stanley Capital Services, Inc.	MYR	15,230	USD	3,491	03/16/2023	(94,583)
Morgan Stanley Capital Services, Inc.	AUD	1,636	USD	1,144	04/13/2023	(13,484)
Morgan Stanley Capital Services, Inc.	IDR	399,755	USD	26	04/13/2023	(528)
Morgan Stanley Capital Services, Inc.	USD	1,067	NZD	1,652	04/20/2023	882
Natwest Markets PLC	USD	1,015	NOK	10,095	02/03/2023	(3,617)
Natwest Markets PLC	USD	735	CNH	5,261	02/16/2023	44,181
Natwest Markets PLC	EUR	800	USD	861	02/27/2023	(10,024)
State Street Bank & Trust Co.	USD	891	SEK	9,430	02/03/2023	10,719
State Street Bank & Trust Co.	JPY	406,825	USD	3,173	02/09/2023	44,086
State Street Bank & Trust Co.	ZAR	170	USD	10	02/16/2023	268
State Street Bank & Trust Co.	CHF	764	USD	819	03/01/2023	(17,526)
State Street Bank & Trust Co.	USD	234	CHF	214	03/01/2023	(3)
State Street Bank & Trust Co.	SGD	2,068	USD	1,533	03/02/2023	(40,969)
State Street Bank & Trust Co.	THB	278,280	USD	8,475	03/23/2023	2,680
State Street Bank & Trust Co.	USD	3,080	THB	100,298	03/23/2023	(26,404)
State Street Bank & Trust Co.	USD	1,438	GBP	1,171	03/24/2023	7,478
State Street Bank & Trust Co.	USD	883	CAD	1,186	03/30/2023	8,474
State Street Bank & Trust Co.	USD	811	HKD	6,310	07/12/2023	(2,643)
UBS AG	EUR	7,187	USD	7,587	02/27/2023	(239,363)
UBS AG	CLP	4,971,316	USD	5,985	03/17/2023	(217,991)

						$(927,170)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	30,950	03/18/2031	2.378%	CPI#	Maturity	$175,171	$—	$175,171
Goldman Sachs International	USD	53,750	04/26/2027	2.175%	CPI#	Maturity	2,181,671	—	2,181,671
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	2,846,136	—	2,846,136
Goldman Sachs International	USD	58,060	03/16/2031	2.289%	CPI#	Maturity	551,172	—	551,172

							$5,754,150	$—	$5,754,150

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.32%	Quarterly	USD	49,659	09/15/2023	$(2,705,508)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.25%	Quarterly	USD	1,721	02/15/2024	(40,459)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.25%	Quarterly	USD	2,604	02/15/2024	(61,218)

						$(2,807,185)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $13,442,771 or 1.3% of net assets.

(c)	Non-income producing security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,307,364 and gross unrealized depreciation of investments was $(66,340,733), resulting in net unrealized appreciation of $37,966,631.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi (Offshore)
COP – Colombian Peso
CZK – Czech Koruna
DKK – Danish Krone
EUR – Euro

GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
ADR – American Depositary Receipt
CBT – Chicago Board of Trade
CPI – Consumer Price Index
EPRA – European Public Real Estate Association
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
FTSE – Financial Times Stock Exchange
KC HRW – Kansas City Hard Red Winter
LME – London Metal Exchange
NAREIT – National Association of Real Estate Investment Trusts
OBFR – Overnight Bank Funding Rate
PJSC – Public Joint Stock Company
RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG – Registered Shares
REIT – Real Estate Investment Trust
SPI – Share Price Index
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange
ULSD – Ultra-Low Sulfur Diesel
WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

January, 2023 (unaudited)

42.5%	United States
4.8%	United Kingdom
4.2%	Japan
3.3%	Canada
2.7%	Australia
2.5%	China
2.2%	France
1.8%	Germany
1.8%	Spain
1.4%	Hong Kong
1.3%	Singapore
0.9%	Italy
0.8%	Netherlands
6.1%	Other
23.7%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Finland, India, Ireland, Israel, Luxembourg, Mexico, New Zealand, Norway, Philippines, Russia, South Africa, South Korea, Sweden, Switzerland, Thailand, United Arab Emirates, United Republic of Tanzania, and Zambia.

All Market Real Return Portfolio

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$209,399,837	$118,756,706	$—		$328,156,543
Energy	61,373,934	41,121,327	0	(a)	102,495,261
Materials	27,734,298	42,882,543	0	(a)	70,616,841
Capital Goods	33,719,103	22,902,355	—		56,621,458
Utilities	29,477,125	24,167,706	—		53,644,831
Software & Services	20,753,928	499,868	—		21,253,796
Pharmaceuticals & Biotechnology	12,140,050	6,121,062	—		18,261,112
Food Beverage & Tobacco	10,028,562	3,762,597	—		13,791,159
Transportation	1,215,188	9,312,694	—		10,527,882
Banks	1,446,767	7,746,596	—		9,193,363
Information Technology	7,609,414	1,439,965	—		9,049,379
Health Care Equipment & Services	7,713,957	1,256,000	0	(a)	8,969,957
Semiconductors & Semiconductor Equipment	6,013,238	2,474,280	—		8,487,518
Consumer Services	6,670,491	1,568,664	—		8,239,155
Retailing	6,446,621	1,349,373	—		7,795,994
Commercial & Professional Services	6,497,619	1,188,160	—		7,685,779
Insurance	5,200,242	2,360,289	—		7,560,531
Telecommunication Services	25,403	6,421,384	—		6,446,787
Diversified Financials	6,222,079	182,063	—		6,404,142
Consumer Durables & Apparel	4,207,238	2,007,728	—		6,214,966
Media & Entertainment	5,607,327	595,083	—		6,202,410
Technology Hardware & Equipment	2,083,577	1,558,914	—		3,642,491
Automobiles & Components	2,078,342	1,044,483	—		3,122,825
Industrials	1,737,401	1,089,204	—		2,826,605
Food & Staples Retailing	2,316,909	—	—		2,316,909
Household & Personal Products	1,490,004	—	—		1,490,004
Health Care	—	691,305	—		691,305
Investment Companies	12,726,365	112,753	—		12,839,118
Short-Term Investments	246,419,988	—	—		246,419,988
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,844,044	—	—		8,844,044

Total Investments in Securities	747,199,051	302,613,102	0	(a)	1,049,812,153
Other Financial Instruments(b):
Assets:
Futures	10,904,127	—	—		10,904,127
Forward Currency Exchange Contracts	—	3,088,241	—		3,088,241
Inflation (CPI) Swaps	—	5,754,150	—		5,754,150
Liabilities:
Futures	(15,583,252)	—	—		(15,583,252)
Forward Currency Exchange Contracts	—	(4,015,411)	—		(4,015,411)
Total Return Swaps	—	(2,807,185)	—		(2,807,185)

Total	$742,519,926	$304,632,897	$0	(a)	$1,047,152,823

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$284,520	$124,941	$163,041	$246,420	$2,682
Government Money Market Portfolio*	5,936	24,825	21,917	8,844	72
Total	$290,456	$149,766	$184,958	$255,264	$2,754

*	Investments of cash collateral for securities lending transactions.